Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Summary Of Actual Capital Amounts And Ratios
	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2013
Actual:
Total Capital	$3,063,631	16.23%	$3,434,410	18.36%
Tier 1 Capital	2,618,976	13.87	2,991,866	15.99
Leverage	2,618,976	11.04	2,991,866	12.71
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,510,288	8.00	1,496,685	8.00
Tier 1 Capital	755,144	4.00	748,342	4.00
Leverage	949,181	4.00	941,641	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,870,856	10.00
Tier 1 Capital			1,122,514	6.00
Leverage			1,177,051	5.00
On December 31, 2012
Actual:
Total Capital	$3,212,008	15.94%	$3,691,056	18.49%
Tier 1 Capital	2,640,776	13.10	3,122,204	15.64
Leverage	2,640,776	10.63	3,122,204	12.66
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,612,274	8.00	1,597,033	8.00
Tier 1 Capital	806,137	4.00	798,517	4.00
Leverage	994,114	4.00	986,266	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,996,292	10.00
Tier 1 Capital			1,197,775	6.00
Leverage			1,232,833	5.00